RISK MANAGEMENT (Details 20) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)
Disclosure Of Risk Management [Abstract]
Assets sensitivity 100 bps	$ 692,001	$ 76	$ 614,268	$ 78
Liabilities sensitivity 100 bps	361,428	60	366,262	71
Net interest income sensitivity 100 bps	$ 330,573	$ 16	$ 248,006	$ 7